Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	BIOZONE PHARMACEUTICALS, INC.
Entity Central Index Key	0001412486
Document Type	S-1
Document Period End Date	Jun. 30, 2012
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form 10-Q
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company